LONG-TERM DEBT (Details) (USD $)	0 Months Ended	6 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended										12 Months Ended		3 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended						0 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended											12 Months Ended		12 Months Ended																										12 Months Ended			0 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended				0 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		6 Months Ended			1 Months Ended	12 Months Ended							0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2010	Jun. 30, 2013 Vessel		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 PSVs [Member] Subsequent Event [Member] Vessel	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member]	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] Pushboats [Member] Vessel	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] Oceangoing Barges [Member] Vessel	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, June 2021 [Member] River Barges [Member] Vessel	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, Tranche 1 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, Tranche 1 [Member]	Jun. 30, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, Tranche 2 [Member]		Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, Tranche 2 [Member]		Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Dec. 31, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member]	Mar. 31, 2013 Ultrapetrol (Bahamas) Ltd., Private Investors, 2017 [Member] Subsequent Event [Member]	Mar. 28, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Jun. 30, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2010 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Jun. 24, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member]	Mar. 28, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Jun. 30, 2013 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Mar. 31, 2012 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche A [Member]	Dec. 31, 2008 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Tranche B [Member]	Dec. 31, 2007 Ingatestone Holdings Inc., DVB AG and Netixis, Through 2019 [Member] Maximum [Member] Tranche B [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Nov. 24, 2004 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member]	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Pushboats [Member] Vessel	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] Oceangoing Barges [Member] Vessel	Dec. 31, 2012 Ultrapetrol (Bahamas) Ltd., Private Investors, November 2014 [Member] River Barges [Member] Vessel	Dec. 23, 2010 Ultrapetrol (Bahamas) Ltd., Private Investors, January 2013 [Member]	Dec. 31, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche	Jun. 30, 2013 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche A [Member]	Jan. 17, 2006 UP Offshore Apoio Maritimo Ltda., DVB AG, Through 2016 [Member] Tranche B [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jun. 30, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Aug. 01, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 28, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Jan. 17, 2006 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2016 [Member] Tranche A [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Jun. 30, 2013 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Oct. 31, 2007 UP Offshore (Bahamas) Ltd., DVB AG, Through 2017 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd., DVB AG [Member]	Dec. 31, 2011 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2010 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Jun. 30, 2013 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Dec. 31, 2012 UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2018 [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB AG [Member]	Dec. 31, 2012 Ingatestone Holdings Inc. DVB AG [Member]	Jun. 30, 2013 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Dec. 31, 2012 Ingatestone Holdings Inc., Netixis, Through March 2013 [Member]	Jun. 30, 2013 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member]	Dec. 31, 2012 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2009 UP Offshore Apoio Maritimo Ltda., BNDES, Through 2027 [Member] Standby Letters of Credit [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Jun. 30, 2013 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 21, 2007 Stanyan Shipping Inc., Natixis, Through 2017 [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Minimum [Member]	Dec. 31, 2012 Stanyan Shipping Inc., Natixis, Through 2017 [Member] Maximum [Member]	Jun. 30, 2013 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2012 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., IFC, Through 2020 [Member] Maximum [Member]	Jun. 30, 2013 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2012 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Paraguay S.A., OFID, Through 2020 [Member] Maximum [Member]	Jun. 30, 2013 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2012 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Minimum [Member]	Dec. 31, 2008 UABL Barges and Others, IFC, Through 2020 [Member] Maximum [Member]	Jun. 30, 2013 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Minimum [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Maximum [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., IFC, Through 2021 [Member] Re-bottoming Barges [Member] Vessel	Jan. 26, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Jun. 30, 2013 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2012 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member]	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Pushboats [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Barges [Member] Vessel	Dec. 31, 2011 UABL Paraguay S.A. and Riverpar S.A., OFID, Through 2021 [Member] Re-bottoming Barges [Member] Vessel	Dec. 31, 2012 UABL Paraguay and Riverpar S.A., OFID and IFC [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche	Dec. 31, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche A [Member]	Oct. 22, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Tranche B [Member]	Oct. 29, 2012 Ingatestone Holdings Inc. DVB SE and NIBC [Member] Subsequent Event [Member]	Jun. 28, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Mar. 28, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche A [Member] Second Advances [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche B [Member] Second Advances [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche C [Member] Second Advances [Member]	Jun. 30, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Tranche D [Member] Second Advances [Member]	Jan. 31, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche	Dec. 31, 2012 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 24, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche A [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche B [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche C [Member]	Jan. 18, 2013 Ingatestone Holdings Inc. DVB Bank America, NIBC and ABN Amro due 2017 [Member] Subsequent Event [Member] Tranche D [Member]	Apr. 15, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Jun. 30, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 31, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 21, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Nov. 30, 2007 Hallandale Commercial Corp., Nordea, Through April 2013 [Member]	Dec. 28, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Minimum [Member]	Dec. 28, 2013 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]	Dec. 28, 2012 Hallandale Commercial Corp., Nordea, Through April 2013 [Member] Maximum [Member]
Debt Instrument [Line Items]
Nominal value, current		$ 28,704,000	[1]		$ 49,031,000	$ 21,504,000				$ 0					$ 0		$ 0	[2]																												$ 900,000						$ 4,300,000						$ 2,000,000					$ 3,333,000		$ 2,019,000		$ 0		$ 1,110,000							$ 1,108,000				$ 2,174,000					$ 1,304,000					$ 3,044,000					$ 1,765,000									$ 1,177,000							$ 0										$ 4,470,000																		$ 0
Nominal value, noncurrent		412,941,000			388,521,000	491,489,000				200,000,000					0		0	[2]																												5,500,000						27,500,000						10,000,000					29,167,000		6,606,000		0		14,153,000							4,984,000				19,565,000					11,739,000					27,391,000					12,353,000									8,234,000							0										35,749,000																		0
Total		441,645,000			437,552,000					200,000,000	0				0	180,000,000	0	[2]	0	[2]										17,250,000				34,500,000	34,500,000											6,400,000	6,850,000				42,225,000	31,800,000					13,000,000	12,000,000		62,075,000			32,500,000	34,166,000	8,625,000	13,800,000	0	5,175,000	15,263,000	15,818,000				6,546,000		6,092,000				21,739,000	22,826,000				13,043,000	13,695,000				30,435,000	31,957,000				14,118,000	15,000,000								9,411,000	10,000,000					93,478,000	0	20,850,000									40,219,000	0																	0	5,644,000
Detailed Information of Debt Instruments [Abstract]
Face amount of debt instrument										200,000,000											180,000										93,600,000	93,600,000				60,000,000	33,600,000			180,000,000				80,000,000				15,000,000	13,000,000	2,000,000				61,306,000					25,000,000			40,000,000									18,730,000		21,500,000				13,616,000					25,000,000					15,000,000					35,000,000					15,000,000									10,000,000							42,000,000	21,000,000	21,000,000								84,000,000	21,000,000		21,000,000							84,000,000	21,000,000	21,000,000	21,000,000	21,000,000					20,200,000	20,200,000
Interest Rate (in hundredths)										8.875%											9.00%																			9.00%				7.25%																											3.00%						6.38%	1.63%	6.38%																			4.16%	4.42%
Maturity date																						Feb. 15, 2017																	Nov. 24, 2014												Dec. 31, 2016					Feb. 29, 2016	Nov. 30, 2017																	Feb. 28, 2017																																																									Oct. 29, 2017								Apr. 15, 2013	Apr. 13, 2013
Quarterly change in commitment								1,250,000
Annual change in commitment								5,000,000
Variable rate basis								LIBOR
Basis spread on variable rate (in hundredths)								3.00%																												3.00%	2.00%												1.20%				3.50%		1.20%				1.50%			3.00%															1.20%						1.875%	3.25%				1.875%	3.25%				1.875%	3.25%			3.65%									3.65%							4.00%																			4.00%								1.25%				1.50%	1.50%	3.00%	3.00%
Commitment fee percentage (in hundredths)								1.95%																			1.50%	0.50%																							1.75%																																																																						1.60%									1.60%
Number of vessels		4							4			14	4	335																											13	2	337																																																									9	64	50					9	64	50
Repurchase price percentage (in hundredths)										101.00%													100.00%																101.00%
Maximum borrowing capacity								40,000,000
Convertible notes payable																						80,000,000			10,350,000								5,175,000
Loss on extinguishment of debt	0	(3,785,000)		0	(940,000)	0	0																			345,000																																																																																					619,000
Proceeds from debt																											6,825,000																								8,275,000																																																				10,000,000													20,850,000	15,550,000	5,000,000	20,850,000	20,850,000
Number of tranches																													2																2																																																																		2	2									4									4
Percentage of collateral to loan balance (in hundredths)																																																									133.30%				66.70%	133.30%										133.30%			125.00%																																														60.00%									60.00%											130.00%
Single amount of advances, maximum																																						8,400,000																								20,000,000																																																															16,000,000		16,000,000	16,000,000	16,000,000
Period of debt service considered for liquidity required																																																																																																																									6 months	6 months
Minimum employment period																																																																																																																									3 years									3 years
Extinguishment of debt, amount																								$ 2,800,000			$ 940,000																																																																																																															$ 5,252,000

[1]	Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).
[2]	On January 23, 2013, the Company repaid the 2017 Senior Convertible Notes. See Note 3.b).